Subsequent Events (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2019	May 13, 2019	Jan. 31, 2019	May 31, 2019	Apr. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 03, 2016
Subsequent Event [Line Items]
Aggregate stock consideration issued by the Company		1,500,000
Non-recurring stock compensation charge							$ 37,108	$ 7,022	$ 46,675	$ 10,682		$ 13,715	$ 17,663
Deferred financing fees						$ 21,201	21,201		20,038			34,838	43,086
Original issues discount						1,855	1,855		1,737			$ 3,633	$ 4,534
Term Loan Facility
Subsequent Event [Line Items]
Deferred financing fees														$ 64,888
Repayments of debt							630,000		$ 630,000
Subsequent Event
Subsequent Event [Line Items]
Available cash increased		$ 682,087
Aggregate amount of stock consideration issued by the Company		$ 3,052,500
Aggregate stock consideration issued by the Company		305,250,000
Value of stock per share		$ 10.00
Warrants excluded		52,800,000
Compensatory options issued to the Company's management		24,806,793
Ordinary shares excluded		10,600,000
Ownership interest in combined entity at the closing of Transactions		71.00%
Non-recurring stock compensation charge						25,013
Initial liability		$ 264,600
Percent of calculated tax savings		85.00%
Total payments related to the TRA		$ 507,326
Cash payment for TRA											$ 200,000
Not approved ordinary shares by BoD	17,250,000
Not approved private placement warrants by Bod	17,265,826
Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Voluntary Prepayment made		20,000
Repayments of debt			$ 15,000				30,000
Subsequent Event | Term Loan Facility
Subsequent Event [Line Items]
Voluntary Prepayment made		$ 630,000
Deferred financing fees						7,718	7,718
Original issues discount						$ 1,406	$ 1,406
Interest payments				$ 100,000	$ 50,000
Subsequent Event | Company owners
Subsequent Event [Line Items]
Ownership interest in combined entity		74.00%
Ownership interest in combined entity at the closing of Transactions		71.00%
Subsequent Event | Churchill
Subsequent Event [Line Items]
Ownership interest in combined entity		26.00%